Private Placement Liability and Private Placement Derivative - Additional Information (Details) - USD ($) $ in Thousands, shares in Millions		3 Months Ended		6 Months Ended
	May 03, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Private Placement Liability and Private Placement Derivative [Line Items]
Private Placement Liability	$ 1,398,000
Private Placement Derivative	3,005,000
Conversion event description				one-for-one basis
Increase in share premium due to conversion of preference shares to ordinary shares	$ 4,401,100
Increase in shares due to conversion of preference share to ordinary shares	1.8
Private Placement derivatives (loss) gain		$ 0	$ (57,568)	$ 0	$ (364,214)
Private placement derivatives gain (loss) prior to conversion			$ 57,600		$ 364,200